PROPERTY AND EQUIPMENT	3 Months Ended
Mar. 31, 2015
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
NOTE 4:	PROPERTY AND EQUIPMENT

The composition of property and equipment is as follows:

	December 31,		March 31,
	2013	2014	2015
			Unaudited

Cost:
Computers and related equipment	$2,040	$2,293	$2,360
Leasehold improvements	575	557	709
Office furniture and equipment	406	687	811
Trade show equipment	60	—	—

	3,081	3,537	3,880

Less accumulated depreciation	1,809	1,389	1,559

Depreciated cost	$1,272	$2,148	$2,321

Depreciation expense amounted to $329, $475, $746, $227 (unaudited) and 222 (unaudited) for the years ended December 31, 2012, 2013 and 2014 and the three months ended March 31, 2014 (unaudited) and 2015 (unaudited), respectively.